Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
Columbia Intermediate Duration Municipal Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,700		$ 10,018	$ 10,158	$ 10,038	$ 10,835	$ 11,091	$ 11,380	$ 10,269	$ 10,511	$ 11,359	$ 11,789
Columbia Intermediate Duration Municipal Bond Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charges)
Accumulated Value	10,000		10,270	10,336	10,158	10,883	11,069	11,290	10,138	10,314	11,079	11,418
Columbia Intermediate Duration Municipal Bond Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		10,348	10,503	10,411	11,259	11,537	11,862	10,737	11,012	11,923	12,387
Columbia Intermediate Duration Municipal Bond Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		10,368	10,541	10,444	11,304	11,591	11,936	10,799	11,084	12,010	12,498
Columbia Intermediate Duration Municipal Bond Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		10,348	10,510	10,430	11,293	11,585	11,924	10,795	11,086	12,018	12,524
Columbia Intermediate Duration Municipal Bond Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name		Class S
Accumulated Value	10,000		10,348	10,503	10,411	11,259	11,537	11,862	10,737	11,012	11,922	12,386
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	10,000		10,406	10,634	10,579	11,576	11,992	12,308	10,834	11,120	12,198	12,707
Bloomberg 3-15 Year Blend Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 3-15 Year Blend Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,338	$ 10,550	$ 10,480	$ 11,386	$ 11,823	$ 12,051	$ 10,891	$ 11,163	$ 12,040	$ 12,636